GOODWILL	12 Months Ended
Dec. 31, 2011
GOODWILL
7.	GOODWILL

No goodwill was recorded by the Group prior to fiscal year 2011.

The changes in the carrying amount of goodwill for fiscal year 2011 are as follows:

As of December 31, 2010	—
Acquisition of ClickPro	4,269
Exchange differences	66

As of December 31, 2011	4,335